RISK MANAGEMENT - Liquidity risk exposure (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
RISK MANAGEMENT
Net cash outflows into 30 days	$ 11,584,292	$ 7,004,662
Liquid Assets	$ 30,631,688	$ 26,506,750
Liquidity coverage ratio	264.42%	378.42%